Derivative Instruments (Details 9) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Total credit derivatives and credit-related notes [Abstract]
Protection sold	$ (2,947,366)	$ (2,755,024)
Protection purchased with identical underlyings	2,835,293	2,662,329
Net protection (sold)/purchased	(112,073)	(92,695)
Other protection purchased	68,150	60,428
Credit-related notes [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(1,965)	(2,008)
Protection purchased with identical underlyings	0	0
Net protection (sold)/purchased	(1,965)	(2,008)
Other protection purchased	3,701	3,327
Total Credit Derivatives [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	2,945,401	(2,753,016)
Protection purchased with identical underlyings	2,835,293	2,662,329
Net protection (sold)/purchased	(110,108)	(90,687)
Other protection purchased	64,449	57,101
Credit Default Swaps [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(2,840,995)	(2,659,240)
Protection purchased with identical underlyings	2,809,606	2,652,313
Net protection (sold)/purchased	(31,389)	(6,927)
Other protection purchased	33,757	32,867
Other credit derivatives [Member]
Total credit derivatives and credit-related notes [Abstract]
Protection sold	(104,406)	(93,776)
Protection purchased with identical underlyings	25,687	10,016
Net protection (sold)/purchased	(78,719)	(83,760)
Other protection purchased	$ 30,692	$ 24,234